SUPPLEMENT DATED MAY 29, 2007 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2006

                          JNL(R) INVESTORS SERIES TRUST

FOR THE JACKSON PERSPECTIVE INDEX 5 FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER", PLEASE DELETE THE THIRD AND FOURTH PARAGRAPHS IN THEIR ENTIRETY AND REPLACE THEM WITH THE FOLLOWING:

Susan Ellison is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Ellison has been a manager of the Perspective 5 Fund since its inception. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 18 years of investment experience. She is responsible for the management of all U.S. and international indexed equity portfolios. She is a member of the CFA Institute and the CFA Society of San Francisco and has been with Mellon Capital for 18 years.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management at Mellon Capital. Mr. Brown has been a manager of the Perspective 5 Fund since its inception. Mr. Brown holds a M.B.A. from California State University at Hayward. Mr. Brown has 11 years of investment experience. He co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown is a member of the CFA Institute and the CFA Society of San Francisco and has been with Mellon Capital for 11 years.

Karen Q. Wong, CFA is a Vice President,  Equity  Portfolio  Management at Mellon
Capital. Ms. Wong has been a manager of the Perspective 5 Fund since its inception. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 6 years of investment experience. She co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco and has been with Mellon Capital for 6 years.


FOR THE JACKSON PERSPECTIVE 5 FUND AND THE JACKSON PERSPECTIVE OPTIMIZED 5 FUND, IN THE SECTION ENTITLED "THE SUB-ADVISER", PLEASE DELETE THE THIRD, FOURTH AND FIFTH PARAGRAPHS IN THEIR ENTIRETY AND REPLACE THEM WITH THE FOLLOWING:

Susan Ellison is a Managing Director, Equity Portfolio Management at Mellon Capital. Ms. Ellison has been a manager of the Perspective 5 Fund since its inception. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 18 years of investment experience. She is responsible for the management of all U.S. and international indexed equity portfolios. She is a member of the CFA Institute and the CFA Society of San Francisco and has been with Mellon Capital for 18 years.

Richard A. Brown, CFA, is a Director, Equity Portfolio Management at Mellon Capital. Mr. Brown has been a manager of the Perspective 5 Fund since its inception. Mr. Brown holds a M.B.A. from California State University at Hayward. Mr. Brown has 11 years of investment experience. He co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown is a member of the CFA Institute and the CFA Society of San Francisco and has been with Mellon Capital for 11 years.

Karen Q. Wong, CFA is a Vice President,  Equity  Portfolio  Management at Mellon
Capital. Ms. Wong has been a manager of the Perspective 5 Fund since its inception. Ms. Wong holds a M.B.A. from San Francisco State University. Ms. Wong has 6 years of investment experience. She co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco and has been with Mellon Capital for 6 years.

This Supplement is dated May 29, 2007.

(To be used with: VC6045 1/07.)

                                                                    V6146 05/07

                 SUPPLEMENT DATED MAY 29, 2007 TO THE STATEMENT
                OF ADDITIONAL INFORMATION DATED DECEMBER 15, 2006

                          JNL(R) INVESTORS SERIES TRUST

ON PAGE 43, PLEASE DELETE ALL REFERENCES TO HELEN POTTER AND PAUL BENSON.


ON PAGES 42 AND 43, UNDER THE SUB-SECTION "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST" PLEASE DELETE THE TABLES IN THEIR ENTIRETY AND REPLACE THEM WITH THE FOLLOWING:

The following table reflects information as of December 31, 2006:

Jackson Perspective 5 Fund
                                                                       NUMBER OF                    TOTAL
Susan Ellison, Richard Brown, Karen Wong                                ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

Jackson Perspective Index 5 Fund

Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
                                                                       ---------                    ------
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

Jackson Perspective Optimized 5 Fund

Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                        ACCOUNTS                    ASSETS
                                                                       ---------                    ------
registered investment companies: .......................                   39                   $14.26 billion
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   30                   $47.88 billion
                                                                 -----------------------    ------------------------
other accounts:.........................................                   33                   $28.97 billion
                                                                 -----------------------    ------------------------

ON PAGE 43, PLEASE DELETE THE TABLES ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)FOR THE JACKSON PERSPECTIVE 5 FUND AND THE JACKSON PERSPECTIVE OPTIMIZED 5 FUND" AND "SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S)FOR THE JACKSON PERSPECTIVE INDEX 5 FUND" AND REPLACE THEM WITH THE FOLLOWING TABLE:

SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S) FOR THE JACKSON PERSPECTIVE 5 FUND, THE JACKSON PERSPECTIVE INDEX 5 FUND, AND THE JACKSON PERSPECTIVE OPTIMIZED 5 FUND

---------------------------------------- ------------------- ---------------------- --------------------
SECURITY OWNERSHIP OF
PORTFOLIO MANAGERS                          Susan Ellison         Richard Brown          Karen Wong
---------------------------------------- ------------------- ---------------------- --------------------
None                                             X                     X                     X
---------------------------------------- ------------------- ---------------------- --------------------
$1-$10,000
---------------------------------------- ------------------- ---------------------- --------------------
$10,001-$50,000
---------------------------------------- ------------------- ---------------------- --------------------
$50,001-$100,000
---------------------------------------- ------------------- ---------------------- --------------------
$100,001-$500,000
---------------------------------------- ------------------- ---------------------- --------------------
$500,001-$1,000,000
---------------------------------------- ------------------- ---------------------- --------------------
Over $1,000,000
---------------------------------------- ------------------- ---------------------- --------------------

This Supplement is dated May 29, 2007.

(To be used with V6043 01/07.)
                                                                    V6147 05/07